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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03826

AIM Sector Funds (Invesco Sector Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000     Houston, Texas  77046

(Address of principal executive offices)        (Zip code)

Philip A. Taylor     11 Greenway Plaza, Suite 1000  Houston, Texas  77046

(Name and address of agent for service)

Registrant’s telephone number, including area code:       (713) 626-1919

Date of fiscal year end:        04/30

Date of reporting period:    01/31/13

Item 1. Schedule of Investments.

Invesco American Value Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	VK-AMVA-QTR-1	01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–89.14%

Alternative Carriers–2.79%

tw telecom inc. (b)	1,323,449	$36,566,896

Apparel Retail–1.45%

Ascena Retail Group, Inc. (b)	218,263	3,699,558
Express, Inc. (b)	827,916	15,217,096
		18,916,654

Asset Management & Custody Banks–2.32%

Northern Trust Corp.	589,453	30,339,146

Automotive Retail–2.02%

Advance Auto Parts, Inc.	359,682	26,443,821

Communications Equipment–1.26%

Juniper Networks, Inc. (b)	737,861	16,513,329

Computer Hardware–1.50%

Diebold, Inc.	667,688	19,656,735

Construction & Engineering–1.27%

Foster Wheeler AG (Switzerland)(b)	638,879	16,681,131

Data Processing & Outsourced Services–2.90%

Fidelity National Information Services, Inc.	1,021,964	37,925,084

Diversified Banks–2.22%

Comerica Inc.	845,053	29,036,021

Electric Utilities–3.30%

Edison International	896,326	43,193,950

Electronic Manufacturing Services–1.89%

Flextronics International Ltd. (Singapore)(b)	3,981,061	24,722,389

Food Distributors–1.13%

Sysco Corp.	466,489	14,820,355

Food Retail–0.73%

Safeway Inc.	498,484	9,595,817

Health Care Equipment–1.52%

CareFusion Corp. (b)	641,725	19,919,144

Health Care Facilities–5.38%

Brookdale Senior Living Inc. (b)	980,878	26,493,515
HealthSouth Corp. (b)	1,315,784	31,394,606
Universal Health Services, Inc. -Class B	220,900	12,511,776
		70,399,897

Heavy Electrical Equipment–2.19%

Babcock & Wilcox Co. (The)	1,075,622	28,654,570

	Shares	Value

Home Furnishings–2.11%

Mohawk Industries, Inc. (b)	271,898	$27,641,151

Housewares & Specialties–4.00%

Newell Rubbermaid Inc.	2,230,040	52,361,339

Industrial Machinery–4.92%

Ingersoll-Rand PLC	446,473	22,944,247
Snap-on Inc.	511,791	41,465,307
		64,409,554

Insurance Brokers–4.51%

Marsh & McLennan Cos., Inc.	997,757	35,400,419
Willis Group Holdings PLC	660,906	23,600,953
		59,001,372

Integrated Oil & Gas–1.04%

Murphy Oil Corp.	229,645	13,668,470

Investment Banking & Brokerage–1.07%

Stifel Financial Corp. (b)	378,504	13,947,872

Life Sciences Tools & Services–1.08%

PerkinElmer, Inc.	401,483	14,148,261

Multi-Utilities–2.15%

CenterPoint Energy, Inc.	971,544	19,858,359
Wisconsin Energy Corp.	211,222	8,328,484
		28,186,843

Office Electronics–2.74%

Zebra Technologies Corp. -Class A (b)	827,265	35,804,029

Oil & Gas Exploration & Production–3.27%

Newfield Exploration Co. (b)	672,027	19,824,797
Pioneer Natural Resources Co.	195,697	23,002,225
		42,827,022

Oil & Gas Storage & Transportation–2.19%

Williams Cos., Inc. (The)	819,069	28,708,368

Packaged Foods & Meats–3.07%

ConAgra Foods, Inc.	1,231,011	40,241,750

Paper Packaging–5.11%

Sealed Air Corp.	2,186,504	40,931,355
Sonoco Products Co.	838,840	25,995,651
		66,927,006

Personal Products–0.94%

Avon Products, Inc.	723,942	12,292,535

Property & Casualty Insurance–2.90%

ACE Ltd.	444,407	37,921,249

Regional Banks–4.12%

BB&T Corp.	878,422	26,598,618

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

	Shares	Value

Regional Banks–(continued)

Wintrust Financial Corp.	737,808	$27,350,543
		53,949,161

Retail REIT’s–1.71%

Weingarten Realty Investors	777,951	22,436,107

Specialty Chemicals–2.17%

W.R. Grace & Co. (b)	395,829	28,420,522

Specialty Stores–2.23%

Staples, Inc.	2,162,933	29,156,337

Systems Software–1.44%

BMC Software, Inc. (b)	453,075	18,825,266

Trucking–2.50%

Swift Transportation Co. (b)	1,496,374	20,440,469
Werner Enterprises, Inc.	521,719	12,323,003
		32,763,472
Total Common Stocks & Other Equity Interests (Cost $974,998,201)		1,167,022,625

Preferred Stocks–1.88%

Health Care Facilities–0.95%

HealthSouth Corp., Series A, $65.00 Conv. Pfd.	11,118	12,371,554

Specialized REIT’s–0.93%

Health Care REIT, Inc., Series I, $3.25 Conv. Pfd.	209,259	12,210,263
Total Preferred Stocks (Cost $21,111,111)		24,581,817

	Principal Amount	Value

Bonds and Notes–1.09%

Health Care Facilities–1.09%

Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes 2.75%, 06/15/18 (Cost $11,121,575)	$12,036,000	$14,322,840

	Shares

Money Market Funds–8.03%

Liquid Assets Portfolio –Institutional Class (c)	52,599,792	52,599,792
Premier Portfolio –Institutional Class (c)	52,599,792	52,599,792
Total Money Market Funds (Cost $105,199,584)		105,199,584
TOTAL INVESTMENTS–100.14% (Cost $1,112,430,471)		1,311,126,866
OTHER ASSETS LESS LIABILITIES–(0.14)%		(1,874,570)
NET ASSETS–100.00%		$1,309,252,296

Investment Abbreviations:

Conv.	—Convertible
Pfd.	—Preferred
REIT	—Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco American Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco American Value Fund

NOTE 2 -- Additional Valuation Information – (continued)

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,284,432,472	$12,371,554	$--	$1,296,804,026
Corporate Debt Securities	--	14,322,840	--	14,322,840
Total Investments	$1,284,432,472	$26,694,394	$--	$1,311,126,866

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $263,822,166 and $171,278,988, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$236,973,124
Aggregate unrealized (depreciation) of investment securities	(39,675,890)
Net unrealized appreciation of investment securities	$197,297,234
Cost of investments for tax purposes is $1,113,829,632.

Invesco American Value Fund

Invesco Comstock Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	VK-COM-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.14%

Aerospace & Defense–1.43%

Honeywell International Inc.	994,421	$67,859,289
Textron Inc.	2,191,511	63,027,856
		130,887,145

Agricultural Products–0.66%

Archer-Daniels-Midland Co.	2,114,300	60,320,979

Aluminum–1.04%

Alcoa Inc.	10,780,668	95,301,105

Asset Management & Custody Banks–2.98%

Bank of New York Mellon Corp. (The)	7,515,637	204,124,701
State Street Corp.	1,238,006	68,895,034
		273,019,735

Automobile Manufacturers–1.88%

General Motors Co. (b)	6,134,281	172,311,953

Cable & Satellite–4.22%

Comcast Corp. -Class A	5,187,535	197,541,333
Time Warner Cable Inc.	2,113,100	188,784,354
		386,325,687

Communications Equipment–1.09%

Cisco Systems, Inc.	4,837,172	99,500,628

Computer Hardware–1.65%

Hewlett-Packard Co.	9,136,625	150,845,679

Department Stores–0.50%

Kohl’s Corp.	993,022	45,966,988

Diversified Banks–2.78%

U.S. Bancorp	1,852,258	61,309,740
Wells Fargo & Co.	5,530,191	192,616,552
		253,926,292

Drug Retail–1.59%

CVS Caremark Corp.	2,841,189	145,468,877

Electric Utilities–2.23%

FirstEnergy Corp.	1,703,839	68,988,441
PPL Corp.	4,448,703	134,751,214
		203,739,655

Electrical Components & Equipment–1.25%

Emerson Electric Co.	1,995,692	114,253,367

Electronic Components–1.13%

Corning Inc.	8,583,209	102,998,508

	Shares	Value

General Merchandise Stores–0.80%

Target Corp.	1,207,666	$72,955,103

Health Care Distributors–0.83%

Cardinal Health, Inc.	1,741,920	76,313,515

Home Improvement Retail–0.98%

Lowe’s Cos., Inc.	2,346,070	89,596,413

Hotels, Resorts & Cruise Lines–0.97%

Carnival Corp.	2,285,675	88,501,336

Household Products–0.39%

Procter & Gamble Co. (The)	473,109	35,558,873

Housewares & Specialties–0.48%

Newell Rubbermaid Inc.	1,854,807	43,550,868

Hypermarkets & Super Centers–0.29%

Wal-Mart Stores, Inc.	378,554	26,479,852

Industrial Conglomerates–2.11%

General Electric Co.	8,654,241	192,816,490

Industrial Machinery–1.54%

Ingersoll-Rand PLC	2,744,554	141,042,630

Integrated Oil & Gas–8.14%

BP PLC -ADR (United Kingdom)	4,642,398	206,679,559
Chevron Corp.	1,129,640	130,078,046
Murphy Oil Corp.	2,482,472	147,756,734
Occidental Petroleum Corp.	1,179,026	104,072,625
Royal Dutch Shell PLC -ADR (United Kingdom)	2,216,527	156,309,484
		744,896,448

Integrated Telecommunication Services–1.43%

AT&T Inc.	1,379,720	48,000,459
Verizon Communications Inc.	1,897,091	82,732,138
		130,732,597

Internet Software & Services–3.13%

eBay Inc. (b)	2,737,838	153,127,279
Yahoo! Inc. (b)	6,794,163	133,369,420
		286,496,699

Investment Banking & Brokerage–2.28%

Goldman Sachs Group, Inc. (The)	677,717	100,207,236
Morgan Stanley	4,737,803	108,258,798
		208,466,034

Life & Health Insurance–1.55%

Aflac, Inc.	678,722	36,012,989
MetLife, Inc.	2,836,456	105,913,267
		141,926,256

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

	Shares	Value

Managed Health Care–2.83%

UnitedHealth Group Inc.	2,974,181	$164,204,533
WellPoint, Inc.	1,460,930	94,697,483
		258,902,016

Movies & Entertainment–4.91%

News Corp. -Class B	5,574,601	157,426,732
Time Warner Inc.	1,498,352	75,696,743
Viacom Inc. -Class B	3,581,542	216,146,060
		449,269,535

Oil & Gas Drilling–0.54%

Noble Corp.	1,226,168	49,659,804

Oil & Gas Equipment & Services– 4.49%

Halliburton Co.	5,052,126	205,520,486
Weatherford International Ltd. (b)	15,336,406	204,741,020
		410,261,506

Oil & Gas Exploration & Production– 1.18%

QEP Resources Inc.	3,672,346	107,783,355

Other Diversified Financial Services– 8.75%

Bank of America Corp.	12,075,078	136,689,883
Citigroup Inc.	8,574,869	361,516,477
JPMorgan Chase & Co.	6,422,410	302,174,391
		800,380,751

Packaged Foods & Meats–3.07%

Kraft Foods Group, Inc.	847,967	39,193,035
Mondelez International Inc. -Class A	3,009,828	83,643,120
Tyson Foods, Inc. -Class A	2,506,866	55,451,876
Unilever N.V. -New York Shares (Netherlands)	2,523,811	102,163,869
		280,451,900

Paper Products–1.75%

International Paper Co.	3,856,451	159,734,201

Pharmaceuticals–10.85%

Bristol-Myers Squibb Co.	4,736,361	171,172,087
GlaxoSmithKline PLC -ADR (United Kingdom)	2,038,793	92,989,349
Merck & Co., Inc.	4,287,454	185,432,385
Novartis AG (Switzerland)	1,431,479	97,424,885
Pfizer Inc.	8,325,769	227,126,978
Roche Holding AG -ADR (Switzerland)	1,633,708	90,342,909
Sanofi -ADR (France)	2,627,774	127,920,038
		992,408,631

Property & Casualty Insurance–3.55%

Allstate Corp. (The)	4,920,369	216,004,199
Travelers Cos., Inc. (The)	1,382,935	108,505,080
		324,509,279

	Shares	Value

Regional Banks–2.58%

Fifth Third Bancorp	5,955,754	$97,019,233
PNC Financial Services Group, Inc.	2,253,588	139,271,738
		236,290,971

Semiconductors–0.55%

Intel Corp.	2,383,854	50,156,288

Specialty Stores–0.66%

Staples, Inc.	4,499,240	60,649,755

Systems Software–2.19%

Microsoft Corp.	7,304,941	200,666,729

Wireless Telecommunication Services–0.89%

Vodafone Group PLC -ADR (United Kingdom)	2,976,325	81,313,199
Total Common Stocks & Other Equity Interests (Cost $7,936,680,959)		8,976,637,632

Money Market Funds–2.19%

Liquid Assets Portfolio –Institutional Class (c)	99,994,107	99,994,107
Premier Portfolio –Institutional Class (c)	99,994,106	99,994,106
Total Money Market Funds (Cost $199,988,213)		199,988,213
TOTAL INVESTMENTS–100.33% (Cost $8,136,669,172)		9,176,625,845
OTHER ASSETS LESS LIABILITIES–(0.33)%		(30,435,071)
NET ASSETS–100.00%		$9,146,190,774

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Comstock Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

Invesco Comstock Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$8,988,858,052	$187,767,793	$--	$9,176,625,845
Foreign Currency Contracts*	--	(12,617,683)	--	(12,617,683)
Total Investments	$8,988,858,052	$175,150,110	$--	$9,164,008,162

* Unrealized appreciation (depreciation).

Invesco Comstock Fund

NOTE 3 -- Derivative Investments

Open Foreign Currency Contracts

Settlement Date		Contract to				Notional	Unrealized
	Counterparty	Deliver		Receive		Value	Appreciation
02/15/13	Bank of New York	GBP	40,275,155	USD	64,528,048	$63,870,274	$657,774
02/15/13	CIBC N.A.	GBP	72,838,855	USD	116,730,675	115,511,353	1,219,322
02/15/13	Citibank N.A	GBP	38,307,845	USD	61,376,484	60,750,419	626,065
02/15/13	State Street	GBP	36,689,200	USD	58,790,591	58,183,495	607,096
							$3,110,257

							Unrealized
Settlement Date		Contract to				Notional	Appreciation
	Counterparty	Deliver		Receive		Value	(Depreciation)
02/15/13	Bank of New York	CHF	32,958,747	USD	35,606,442	$36,222,583	$(616,141)
02/15/13	Citibank N.A.	CHF	40,549,991	USD	43,812,772	44,565,572	(752,800)
02/15/13	State Street	CHF	56,769,988	USD	61,331,520	62,391,801	(1,060,281)
02/15/13	Bank of New York	EUR	53,804,460	USD	70,254,636	73,065,623	(2,810,987)
02/15/13	CIBC N.A.	EUR	66,717,530	USD	87,128,758	90,601,372	(3,472,614)
02/15/13	Citibank N.A.	EUR	75,864,290	USD	99,059,266	103,022,530	(3,963,264)
02/15/13	State Street	EUR	58,532,460	USD	76,434,320	79,486,173	(3,051,853)
							$(15,727,940)
Total open foreign currency contracts							$(12,617,683)

  Currency Abbreviations:

   CHF – Swiss Franc

   EUR -- Euro

   GBP -- British Pound Sterling

   USD -- U.S. Dollar

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $911,161,595 and $1,681,474,469, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,648,105,458
Aggregate unrealized (depreciation) of investment securities	(620,402,276)
Net unrealized appreciation of investment securities	$1,027,703,182
Cost of investments for tax purposes is $8,148,922,663.

Invesco Comstock Fund

Invesco Dividend Income Fund

Effective February 6, 2013, Invesco Utilities Fund was renamed

Invesco Dividend Income Fund.

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	I-DIVI-QTR-1	01/13	Invesco Advisers, Inc.

Schedule of Investments (a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–93.14%

Electric Utilities–50.90%

American Electric Power Co., Inc.	408,932	$18,520,530
Duke Energy Corp.	215,924	14,842,616
Edison International	276,392	13,319,330
Entergy Corp.	199,041	12,858,049
Exelon Corp.	562,604	17,688,270
FirstEnergy Corp.	88,455	3,581,543
NextEra Energy, Inc.	53,104	3,826,143
Northeast Utilities	291,889	11,888,639
Pepco Holdings, Inc.	925,378	18,063,379
Pinnacle West Capital Corp.	125,964	6,723,958
Portland General Electric Co.	664,980	19,098,226
PPL Corp.	289,960	8,782,888
Southern Co. (The)	364,798	16,135,015
Xcel Energy, Inc.	598,692	16,631,664
		181,960,250

Gas Utilities–6.72%

AGL Resources Inc.	256,441	10,719,234
Atmos Energy Corp.	111,849	4,178,679
UGI Corp.	259,159	9,132,763
		24,030,676

Independent Power Producers & Energy Traders–4.78%

Calpine Corp. (b)	362,573	7,153,565
NRG Energy, Inc.	413,569	9,925,656
		17,079,221

Integrated Telecommunication Services–4.77%

AT&T Inc.	132,239	4,600,595
CenturyLink Inc.	136,213	5,509,816
Verizon Communications Inc.	159,057	6,936,476
		17,046,887

Multi-Utilities–25.97%

CMS Energy Corp.	168,165	4,321,841
Consolidated Edison, Inc.	46,700	2,656,296
Dominion Resources, Inc.	264,122	14,291,641
DTE Energy Co.	130,388	8,254,864
National Grid PLC (United Kingdom)	1,521,458	16,686,119
NiSource Inc.	144,487	3,905,484
PG&E Corp.	212,686	9,068,931
Public Service Enterprise Group Inc.	195,906	6,108,349
Sempra Energy	199,602	14,980,130
TECO Energy, Inc.	705,957	12,544,856
		92,818,511
Total Common Stocks (Cost $268,099,474)		332,935,545

	Shares	Value

Money Market Funds–4.74%
Liquid Assets Portfolio –Institutional Class (c)	8,473,125	$8,473,125
Premier Portfolio –Institutional Class (c)	8,473,126	8,473,126
Total Money Market Funds (Cost $16,946,251)		16,946,251
TOTAL INVESTMENTS–97.88% (Cost $285,045,725)		349,881,796
OTHER ASSETS LESS LIABILITIES–2.12%		7,571,522
NET ASSETS–100.00%		$357,453,318

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Dividend Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Dividend Income Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

E.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded.

Invesco Dividend Income Fund

E.	Foreign Currency Contracts – (continued)

Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$349,881,796	$--	$--	$349,881,796

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $2,932,037 and $37,147,104, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$71,389,693
Aggregate unrealized (depreciation) of investment securities	(6,978,011)
Net appreciation of investment securities	$64,411,682
Cost of investments for tax purposes is $285,470,114.

Invesco Dividend Income Fund

Invesco Energy Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	I-ENE-QTR-1	01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.94%

Coal & Consumable Fuels–0.79%

Peabody Energy Corp.	417,737	$10,506,086

Integrated Oil & Gas–23.08%

BP PLC -ADR (United Kingdom)	175,522	7,814,239
Cenovus Energy Inc. (Canada)	309,918	10,289,166
Chevron Corp.	562,415	64,762,087
Exxon Mobil Corp.	682,928	61,443,032
Galp Energia, SGPS, S.A. (Portugal)	400,537	6,507,634
Imperial Oil Ltd. (Canada)	291,033	12,781,756
Occidental Petroleum Corp.	972,491	85,841,781
Royal Dutch Shell PLC -ADR (United Kingdom)	286,669	20,215,898
Suncor Energy, Inc. (Canada)	1,129,119	38,380,762
		308,036,355

Oil & Gas Drilling–7.22%

Atwood Oceanics, Inc. (b)	65,300	3,445,881
Ensco PLC -Class A	637,085	40,499,494
Helmerich & Payne, Inc.	345,853	22,252,182
Rowan Cos. PLC -Class A (b)	96,366	3,322,700
Seadrill Ltd. (Bermuda)(c)	338,021	13,412,673
Transocean Ltd.	235,930	13,379,590
		96,312,520

Oil & Gas Equipment & Services– 28.96%

Baker Hughes Inc.	217,964	9,747,350
Cameron International Corp. (b)	1,097,356	69,473,608
Dresser-Rand Group, Inc. (b)	170,276	10,395,350
FMC Technologies, Inc. (b)	355,360	16,826,296
Halliburton Co.	876,122	35,640,643
Lufkin Industries, Inc.	109,166	6,321,803
National Oilwell Varco Inc.	732,918	54,338,541
Oceaneering International, Inc.	217,770	13,765,242
Schlumberger Ltd.	1,069,503	83,474,709
Superior Energy Services, Inc. (b)	309,764	7,734,807
Weatherford International Ltd. (b)	5,895,323	78,702,562
		386,420,911

Oil & Gas Exploration & Production– 31.88%

Anadarko Petroleum Corp.	1,097,642	87,833,313
Apache Corp.	410,290	34,365,890
Cabot Oil & Gas Corp.	259,550	13,699,049
Canadian Natural Resources Ltd. (Canada)	220,257	6,652,101
Cobalt International Energy, Inc. (b)	301,874	7,308,370
Concho Resources Inc. (b)	262,217	23,919,435
ConocoPhillips	238,822	13,851,676
EOG Resources, Inc.	386,374	48,289,022

	Shares	Value

Oil & Gas Exploration & Production–(continued)

EQT Corp.	162,514	$9,654,957
Kosmos Energy Ltd. (b)	506,786	6,274,011
Marathon Oil Corp.	1,820,847	61,198,668
Midstates Petroleum Co. Inc. (b)(d)	4,081,177	28,976,357
Noble Energy, Inc.	267,044	28,784,673
Oasis Petroleum Inc. (b)	259,947	9,326,898
Range Resources Corp.	104,837	7,041,901
Resolute Energy Corp. (b)(c)	745,048	6,340,358
SM Energy Co.	141,854	8,250,229
Southwestern Energy Co. (b)	309,672	10,621,750
Talisman Energy Inc. (Canada)	529,646	6,617,256
Whiting Petroleum Corp. (b)	134,992	6,422,919
		425,428,833

Oil & Gas Refining & Marketing– 5.32%

Marathon Petroleum Corp.	482,969	35,841,130
Phillips 66	580,764	35,176,875
		71,018,005

Oil & Gas Storage & Transportation– 0.69%

Western Gas Partners LP	176,350	9,270,719
Total Common Stocks & Other Equity Interests (Cost $1,043,393,264)		1,306,993,429

Money Market Funds–3.33%

Liquid Assets Portfolio –Institutional Class (e)	22,198,445	22,198,445
Premier Portfolio –Institutional Class (e)	22,198,446	22,198,446
Total Money Market Funds (Cost $44,396,891)		44,396,891
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.27% (Cost $1,087,790,155)		1,351,390,320

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.47%
Liquid Assets Portfolio - Institutional Class)(e)(f) (Cost $6,230,334)	6,230,334	6,230,334
TOTAL INVESTMENTS–101.74% (Cost $1,094,020,489)		1,357,620,654
OTHER ASSETS LESS LIABILITIES–(1.74)%		(23,202,787)
NET ASSETS–100.00%		$1,334,417,867

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2013.

(d)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of January 31, 2013 represented 2.17% of the Fund’s Net Assets. See Note 3.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Energy Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Energy Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Energy Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The businesses in which the Fund invests may be adversely affected by foreign, federal or state regulations governing energy production, distribution and sale. Although individual security selection drives the performance of the Fund, short-term fluctuations in commodity prices may cause price fluctuations in its shares.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,357,620,654	$-	$-	$1,357,620,654

Invesco Energy Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), define affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2013.

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/13	Dividend Income
Midstates Petroleum Co. Inc.	$19,905,912	$27,098,994	$ (971,907)	$(15,995,860)	$ (1,060,782)	$28,976,357	$-

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $465,920,908 and $639,159,049, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$272,713,147
Aggregate unrealized (depreciation) of investment securities	(20,888,139)
Net unrealized appreciation of investment securities	$251,825,008
Cost of investments for tax purposes is $1,105,795,646.

Invesco Energy Fund

Invesco Gold & Precious Metals Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	I-GPM-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.21%

Australia–5.30%

BHP Billiton Ltd. -ADR(a)	83,090	$6,540,844
Newcrest Mining Ltd.	698,571	17,087,366
		23,628,210

Brazil–5.14%

Yamana Gold Inc.	1,402,301	22,927,621

Canada–63.06%

Agnico-Eagle Mines Ltd.	326,309	14,954,741
Alamos Gold Inc.	389,372	5,985,233
Aurizon Mines Ltd. (b)	3,348,611	15,537,555
Barrick Gold Corp.	766,707	24,473,287
Cameco Corp.	456,447	9,836,433
Centerra Gold Inc.	567,852	5,158,668
Detour Gold Corp. (b)	444,027	9,385,430
Eldorado Gold Corp.	1,458,093	16,301,752
Franco-Nevada Corp.	341,996	18,281,166
Goldcorp, Inc.	737,869	26,039,397
IAMGOLD Corp.	1,661,542	13,644,870
International Tower Hill Mines Ltd. (a)(b)	857,102	1,791,343
Kinross Gold Corp.	2,472,786	20,282,151
Kirkland Lake Gold, Inc. (b)	357,747	2,170,229
New Gold Inc. (b)	1,771,952	17,216,700
Osisko Mining Corp. (b)	2,192,453	15,190,866
Pan American Silver Corp.	624,735	10,939,110
Rubicon Minerals Corp. (b)	3,024,207	7,065,479
Silver Wheaton Corp.	846,042	29,484,564
Tahoe Resources Inc. (b)	705,503	11,382,275
Torex Gold Resources Inc. (b)	3,019,225	6,054,798
		281,176,047

Mali–4.22%

Randgold Resources Ltd. -ADR	199,653	18,799,326

Peru–0.58%

Cia de Minas Buenaventura S.A. -ADR	88,208	2,610,075

South Africa–2.00%

Gold Fields Ltd. -ADR	445,976	5,182,241
Harmony Gold Mining Co. Ltd. -ADR	201,572	1,302,155
Impala Platinum Holdings Ltd.	133,666	2,422,841
		8,907,237

United States–16.91%

Coeur d’Alene Mines Corp. (b)	132,826	2,882,324
iShares Gold Trust -ETF	859,000	13,915,800
Newmont Mining Corp.	498,691	21,423,766
SPDR® Gold Trust - ETF	122,500	19,747,000

	Shares	Value

United States–(continued)

Stillwater Mining Co. (a)(b)	1,296,233	$17,447,296
		75,416,186
Total Common Stocks & Other Equity Interests (Cost $423,522,232)		433,464,702

Money Market Funds–2.98%

Liquid Assets Portfolio –Institutional Class (c)	6,629,485	6,629,485
Premier Portfolio –Institutional Class (c)	6,629,485	6,629,485
Total Money Market Funds (Cost $13,258,970)		13,258,970
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.19% (Cost $436,781,202)		446,723,672

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.26%

Liquid Assets Portfolio - Institutional Class (Cost $10,087,350)(c)(d)	10,087,350	10,087,350
TOTAL INVESTMENTS–102.45% (Cost $446,868,552)		456,811,022
OTHER ASSETS LESS LIABILITIES–(2.45)%		(10,910,226)
NET ASSETS–100.00%		$445,900,796

Investment Abbreviations:

ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security was out on loan at January 31, 2013.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

(d)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Gold & Precious Metals Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.

Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Gold & Precious Metals Fund

E.	Foreign Currency Translations – (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Fluctuations in the price of gold and precious metals may affect the profitability of companies in the gold and precious metals sector. Changes in the political or economic conditions of countries where companies in the gold and precious metals sector are located may have a direct effect on the price of gold and precious metals.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Gold & Precious Metals Fund

	Level 1	Level 2	Level 3	Total
Australia	$6,540,844	$17,087,366	$--	$23,628,210
Brazil	22,927,621	--	--	22,927,621
Canada	281,176,047	--	--	281,176,047
Mali	18,799,326	--	--	18,799,326
Peru	2,610,075	--	--	2,610,075
South Africa	6,484,396	2,422,841	--	8,907,237
United States	98,762,506	--	--	98,762,506
Total Investments	$437,300,815	$19,510,207	$--	$456,811,022

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $42,048,792 and $54,267,763, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$40,537,980
Aggregate unrealized (depreciation) of investment securities	(67,143,388)
Net unrealized appreciation (depreciation) of investment securities	$(26,605,408)
Cost of investments for tax purposes is $483,416,430.

Invesco Gold & Precious Metals Fund

Invesco Leisure Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	I-LEI-QTR-1	01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.29%

Advertising–4.82%

Interpublic Group of Cos., Inc. (The)	1,267,817	$15,353,264
National CineMedia, Inc.	267,705	4,090,532
		19,443,796

Apparel Retail–4.15%

bebe stores, inc.	702,678	2,937,194
Express, Inc. (b)	163,282	3,001,123
Foot Locker, Inc.	58,946	2,024,795
Gap, Inc. (The)	170,689	5,578,117
Tilly’s Inc. -Class A (b)	78,433	1,162,377
TJX Cos., Inc. (The)	44,635	2,016,609
		16,720,215

Apparel, Accessories & Luxury Goods–6.14%

Michael Kors Holdings Ltd. (b)	90,905	5,102,498
Prada S.p.A. (Italy)(c)	508,692	4,571,761
Prada S.p.A. (Italy)	286,000	2,570,363
PVH Corp.	63,288	7,523,045
Under Armour, Inc. -Class A (b)	98,108	4,990,754
		24,758,421

Automobile Manufacturers–6.83%

Ford Motor Co.	776,877	10,060,557
General Motors Co. (b)	357,744	10,049,029
Tesla Motors, Inc. (b)	125,178	4,695,427
Thor Industries, Inc.	64,561	2,716,727
		27,521,740

Automotive Retail–1.23%

Group 1 Automotive, Inc.	72,986	4,944,072

Broadcasting–5.75%

CBS Corp. -Class B	289,121	12,062,128
Discovery Communications, Inc. - Class A (b)	48,029	3,332,252
Scripps Networks Interactive -Class A	125,748	7,767,454
		23,161,834

Building Products–2.22%

Trex Co., Inc. (b)	211,894	8,952,521

Cable & Satellite–12.36%

Comcast Corp. -Class A	329,195	12,535,746
DIRECTV (b)	237,232	12,132,044
DISH Network Corp. -Class A	457,095	17,035,931
Sirius XM Radio Inc. (d)	2,590,813	8,135,153
		49,838,874

Casinos & Gaming–4.06%

Las Vegas Sands Corp.	117,923	6,515,246

	Shares	Value

Casinos & Gaming–(continued)

Penn National Gaming, Inc. (b)	202,199	$9,839,003
		16,354,249

Computer Hardware–0.63%

Apple Inc.	5,536	2,520,596

Department Stores–3.67%

Macy’s, Inc.	260,863	10,306,697
Nordstrom, Inc.	80,913	4,468,825
		14,775,522

Distributors–1.86%

Pool Corp.	163,895	7,509,669

General Merchandise Stores–0.67%

Dollar General Corp. (b)	58,879	2,721,387

Home Entertainment Software–0.54%

Electronic Arts Inc. (b)	137,175	2,157,763

Home Furnishings–1.48%

La-Z-Boy Inc.	382,589	5,983,692

Home Improvement Retail–4.78%

Home Depot, Inc. (The)	221,864	14,847,139
Lowe’s Cos., Inc.	115,285	4,402,734
		19,249,873

Homebuilding–5.14%

D.R. Horton, Inc.	343,462	8,126,311
PulteGroup Inc. (b)	606,629	12,581,485
		20,707,796

Homefurnishing Retail–1.25%

Mattress Firm Holding Corp. (b)(d)	179,473	5,032,423

Hotels, Resorts & Cruise Lines– 3.31%

Marriott International Inc. -Class A	46,988	1,878,580
Norwegian Cruise Line Holdings Ltd. (b)	90,060	2,374,882
Royal Caribbean Cruises Ltd.	200,258	7,249,340
Wyndham Worldwide Corp.	32,835	1,831,865
		13,334,667

Housewares & Specialties–0.91%

Jarden Corp. (b)	62,653	3,686,502

Internet Retail–4.04%

Amazon.com, Inc. (b)	38,329	10,176,350
Priceline.com Inc. (b)	8,896	6,097,941
		16,274,291

Internet Software & Services–5.95%

Baidu, Inc. -ADR (China)(b)	26,132	2,830,096

See accompanying notes which are an integral part of this schedule.

Invesco Leisure Fund

	Shares	Value

Internet Software & Services–(continued)

eBay Inc. (b)	74,028	$4,140,386
Facebook Inc. -Class A (b)	321,931	9,970,203
Google Inc. -Class A (b)	6,720	5,078,237
Millennial Media Inc. (b)	83,080	958,743
Yandex NV -Class A (Russia)(b)	40,987	992,295
		23,969,960

Motorcycle Manufacturers–1.26%

Harley-Davidson, Inc.	96,987	5,084,059

Movies & Entertainment–11.09%

News Corp. -Class A	332,995	9,237,281
Time Warner Inc.	204,100	10,311,132
Viacom Inc. -Class A	110,387	6,974,251
Viacom Inc. -Class B	71,484	4,314,060
Walt Disney Co. (The)	257,273	13,861,869
		44,698,593

Packaged Foods & Meats–0.18%

Annie’s, Inc. (b)(d)	20,543	736,672

Restaurants–3.28%

Chipotle Mexican Grill, Inc. (b)	7,348	2,255,909
Domino’s Pizza, Inc.	139,449	6,494,140
Starbucks Corp.	31,027	1,741,235
Yum! Brands, Inc.	42,256	2,744,105
		13,235,389

Systems Software–0.69%

Rovi Corp. (b)	161,984	2,800,703
Total Common Stocks & Other Equity Interests (Cost $290,393,839)		396,175,279

Money Market Funds–1.66%

Liquid Assets Portfolio –Institutional Class (e)	3,344,413	3,344,413
Premier Portfolio –Institutional Class (e)	3,344,412	3,344,412
Total Money Market Funds (Cost $6,688,825)		6,688,825
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.95% (Cost $297,082,664)		402,864,104

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.54%

Liquid Assets Portfolio - Institutional Class (Cost $10,251,480)(e)(f)	10,251,480	10,251,480
TOTAL INVESTMENTS–102.49% (Cost $307,334,144)		413,115,584
OTHER ASSETS LESS LIABILITIES–(2.49)%		(10,041,140)
NET ASSETS–100.00%		$403,074,444

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented 1.13% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at January 31, 2013.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Invesco Leisure Fund

A.	Security Valuations – (continued)

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Leisure Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks – The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$413,115,584	$--	$--	$413,115,584

Invesco Leisure Fund

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $150,445,656 and $183,691,403, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$116,065,319
Aggregate unrealized (depreciation) of investment securities	(10,326,054)
Net unrealized appreciation of investment securities	$105,739,265
Cost of investments for tax purposes is $307,376,319.

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Leisure Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco American Franchise Fund (the “Acquiring Fund”).

The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Fund will receive a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund will liquidate and cease operations.

Invesco Leisure Fund

Invesco Mid Cap Growth Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	VK-MCG-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–98.53%

Aerospace & Defense–2.67%

B/E Aerospace, Inc. (b)	450,689	$23,205,977
Triumph Group, Inc.	379,323	26,692,959
		49,898,936

Apparel Retail–1.94%

Ross Stores, Inc.	236,771	14,135,229
Urban Outfitters, Inc. (b)	518,722	22,196,114
		36,331,343

Apparel, Accessories & Luxury Goods–4.03%

Michael Kors Holdings Ltd. (b)	470,839	26,428,193
Ralph Lauren Corp.	141,703	23,590,715
Under Armour, Inc. -Class A (b)	500,803	25,475,849
		75,494,757

Application Software–4.12%

Autodesk, Inc. (b)	482,295	18,751,629
Citrix Systems, Inc. (b)	518,599	37,940,703
Salesforce.com, Inc. (b)	119,175	20,513,593
		77,205,925

Asset Management & Custody Banks–2.29%

Affiliated Managers Group, Inc. (b)	298,310	42,935,758

Automobile Manufacturers–2.45%

Tesla Motors, Inc. (b)	1,221,634	45,823,491

Automotive Retail–1.53%

O’Reilly Automotive, Inc. (b)	309,156	28,643,303

Biotechnology–5.70%

Alexion Pharmaceuticals, Inc. (b)	136,267	12,807,736
BioMarin Pharmaceutical Inc. (b)	587,589	32,252,760
Medivation Inc. (b)	524,216	28,496,382
Onyx Pharmaceuticals, Inc. (b)	428,162	33,191,118
		106,747,996

Broadcasting–1.94%

Discovery Communications, Inc. -Class A (b)	523,609	36,327,992

Building Products–1.12%

Lennox International Inc.	364,302	20,951,008

Casinos & Gaming–2.33%

Penn National Gaming, Inc. (b)	191,720	9,329,095
Wynn Resorts Ltd.	274,161	34,330,441
		43,659,536

	Shares	Value

Commodity Chemicals–0.84%

LyondellBasell Industries N.V. -Class A	248,625	$15,767,798

Communications Equipment–1.32%

F5 Networks, Inc. (b)	119,850	12,569,868
Palo Alto Networks, Inc. (b)	218,988	12,123,176
		24,693,044

Construction & Engineering–1.51%

MasTec Inc. (b)	998,070	28,245,381

Construction & Farm Machinery & Heavy Trucks–2.96%

Cummins Inc.	162,485	18,658,153
Joy Global Inc.	581,049	36,704,865
		55,363,018

Construction Materials–1.15%

Martin Marietta Materials, Inc. (c)	217,647	21,488,288

Consumer Finance–1.60%

Discover Financial Services	780,969	29,981,400

Data Processing & Outsourced Services–1.69%

Alliance Data Systems Corp. (b)(c)	200,803	31,646,553

Diversified Chemicals–2.10%

PPG Industries, Inc. (c)	284,671	39,247,591

Electrical Components & Equipment–2.24%

AMETEK, Inc.	1,020,899	41,846,650

Electronic Components–1.77%

Amphenol Corp. -Class A	489,409	33,069,366

Environmental & Facilities Services–1.51%

Waste Connections, Inc.	782,613	28,189,720

Food Retail–2.36%

Fresh Market, Inc. (The) (b)	259,305	12,677,421
Whole Foods Market, Inc.	328,068	31,576,545
		44,253,966

Health Care Equipment–1.06%

Intuitive Surgical, Inc. (b)	34,706	19,934,432

Health Care Facilities–1.56%

Universal Health Services, Inc. -Class B	514,907	29,164,333

Health Care Services–2.58%

Catamaran Corp. (Canada)(b)	354,916	18,416,591
DaVita HealthCare Partners Inc. (b)	116,790	13,478,734
HMS Holdings Corp. (b)	563,285	15,355,149
Innovacare Inc. (Acquired 12/12/12; Cost $953,207) (b)(d)	243,165	953,207
		48,203,681

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

	Shares	Value

Homebuilding–1.03%

Toll Brothers, Inc. (b)	514,141	$19,254,580

Hotels, Resorts & Cruise Lines–0.93%

Noregian Cruise Line Holdings Ltd. (b)	268,258	7,073,963
Starwood Hotels & Resorts Worldwide, Inc.	168,590	10,353,112
		17,427,075

Household Appliances–0.86%

Whirlpool Corp.	139,398	16,083,741

Household Products–1.25%

Church & Dwight Co., Inc.	403,320	23,307,863

Industrial Gases–1.34%

Airgas, Inc.	262,809	25,029,929

Industrial Machinery–1.89%

Flowserve Corp.	226,211	35,463,098

Internet Software & Services–3.86%

Akamai Technologies, Inc. (b)	701,587	28,561,607
Equinix, Inc. (b)	134,299	28,932,034
Rackspace Hosting, Inc. (b)	196,792	14,828,277
		72,321,918

IT Consulting & Other Services–1.64%

Cognizant Technology Solutions Corp. -Class A (b)	259,804	20,311,477
Teradata Corp. (b)	156,211	10,413,025
		30,724,502

Movies & Entertainment–1.67%

Cinemark Holdings, Inc.	1,109,809	31,230,025

Oil & Gas Equipment & Services–3.22%

Cameron International Corp. (b)	493,867	31,266,720
FMC Technologies, Inc. (b)	294,058	13,923,646
Superior Energy Services, Inc. (b)	604,647	15,098,036
		60,288,402

Oil & Gas Exploration & Production–4.03%

EQT Corp.	316,055	18,776,828
Gulfport Energy Corp. (b)	519,935	21,457,717
Pioneer Natural Resources Co.	298,712	35,110,609
		75,345,154

Pharmaceuticals–1.38%

Shire PLC -ADR (Ireland)	228,934	22,925,451
Zoetis Inc. (b)	109,943	2,858,518
		25,783,969

Railroads–1.39%

Kansas City Southern	280,037	26,074,245

Regional Banks–1.04%

First Republic Bank	546,554	19,506,512

	Shares	Value

Restaurants–0.54%

Panera Bread Co. -Class A (b)	63,778	$10,192,362

Semiconductors–2.05%

Avago Technologies Ltd.	875,296	31,309,338
Cavium Inc. (b)	102,292	3,420,644
NXP Semiconductors N.V. (Netherlands)(b)	119,705	3,589,953
		38,319,935

Specialty Chemicals–1.57%

Albemarle Corp.	478,136	29,314,518

Specialty Stores–5.74%

Dick’s Sporting Goods, Inc.	666,866	31,736,153
GNC Holdings, Inc. -Class A	551,608	19,824,792
Tractor Supply Co.	245,853	25,487,580
Ulta Salon, Cosmetics & Fragrance, Inc.	309,955	30,319,798
		107,368,323

Systems Software–0.88%

Red Hat, Inc. (b)	297,951	16,554,158

Trading Companies & Distributors–1.87%

Fastenal Co.	705,317	35,040,149

Trucking–1.25%

J.B. Hunt Transport Services, Inc.	348,603	23,450,524

Wireless Telecommunication Services–2.73%

SBA Communications Corp. -Class A (b)	513,908	35,798,832
Sprint Nextel Corp. (b)	2,727,740	15,357,176
		51,156,008
Total Common Stocks & Other Equity Interests (Cost $1,490,555,746)		1,844,352,256

Money Market Funds–1.19%

Liquid Assets Portfolio –Institutional Class (e)	11,103,467	11,103,467
Premier Portfolio –Institutional Class (e)	11,103,467	11,103,467
Total Money Market Funds (Cost $22,206,934)		22,206,934
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.72% (Cost $1,512,762,680)		1,866,559,190

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–2.24%

Liquid Assets Portfolio - Institutional Class (Cost $42,059,130)(e)(f)	42,059,130	42,059,130
TOTAL INVESTMENTS–101.96% (Cost $1,554,821,810)		1,908,618,320
OTHER ASSETS LESS LIABILITIES–(1.96)%		(36,761,993)
NET ASSETS–100.00%		$1,871,856,327

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2013.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented less than 1% of the Fund’s Net Assets.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Mid Cap Growth Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Invesco Mid Cap Growth Fund

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,907,665,113	$--	$953,207	1,908,618,320

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $1,100,948,038 and $986,775,837, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$363,792,764
Aggregate unrealized (depreciation) of investment securities	(11,352,253)
Net unrealized appreciation of investment securities	$352,440,511
Cost of investments for tax purposes is $1,556,177,809.

NOTE 4 -- Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Mid Cap Growth Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco Dynamics Fund (the “Target Fund”) in exchange for shares of the Fund.

The Agreement requires approval of the Target Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2013. Upon closing of the reorganization, shareholders of the Target Fund will receive a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund will liquidate and cease operations.

Invesco Mid Cap Growth Fund

Invesco Small Cap Value Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	VK-SCV-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks–97.50%

Air Freight & Logistics–2.32%

UTi Worldwide, Inc.	3,683,600	$54,369,936

Apparel Retail–6.49%

Abercrombie & Fitch Co. -Class A	1,885,400	94,270,000
Guess?, Inc.	2,146,800	58,156,812
		152,426,812

Apparel, Accessories & Luxury Goods–4.06%

Jones Group Inc. (The)	2,987,900	35,854,800
Maidenform Brands, Inc. (b)	850,025	16,498,985
Quiksilver, Inc. (b)	6,568,745	42,959,593
		95,313,378

Asset Management & Custody Banks–2.10%

Janus Capital Group Inc.	5,305,800	49,343,940

Auto Parts & Equipment–0.74%

Modine Manufacturing Co. (b)	2,038,031	17,282,503

Computer Storage & Peripherals–1.26%

Synaptics Inc. (b)	839,756	29,458,640

Construction & Engineering–2.28%

Aegion Corp. (b)(c)	2,274,100	53,486,832

Construction & Farm Machinery & Heavy Trucks–3.52%

Terex Corp. (b)	1,502,400	48,647,712
WABCO Holdings Inc. (b)	541,500	33,930,390
		82,578,102

Consumer Electronics–2.04%

Harman International Industries, Inc.	1,068,159	47,832,160

Data Processing & Outsourced Services–0.10%

Euronet Worldwide, Inc. (b)	94,986	2,324,307

Diversified Metals & Mining–0.78%

Globe Specialty Metals Inc.	1,212,300	18,378,468

Education Services–1.35%

Grand Canyon Education, Inc. (b)	1,326,309	31,645,733

Electrical Components & Equipment–3.33%

Belden Inc.	1,624,953	78,241,487

	Shares	Value

Electronic Components–1.07%

Rogers Corp. (b)	535,076	$25,073,661

Electronic Equipment & Instruments–0.15%

Checkpoint Systems, Inc. (b)	301,286	3,633,509

Electronic Manufacturing Services–7.26%

Flextronics International Ltd. (Singapore)(b)	5,902,900	36,657,009
Jabil Circuit, Inc.	2,400,600	45,395,346
KEMET Corp. (b)(c)	2,384,100	13,732,416
Methode Electronics, Inc. (c)	2,560,881	24,635,675
Sanmina-SCI Corp. (b)(c)	5,250,394	49,983,751
		170,404,197

Health Care Facilities–7.37%

Brookdale Senior Living Inc. (b)	2,154,700	58,198,447
Health Management Associates Inc. -Class A (b)	6,385,208	66,661,572
Universal Health Services, Inc. -Class B	766,400	43,408,896
VCA Antech, Inc. (b)	218,907	4,728,391
		172,997,306

Health Care Services–2.07%

AMN Healthcare Services, Inc. (b)(c)	4,001,298	48,615,771

Health Care Supplies–3.22%

Alere, Inc. (b)	3,560,423	75,694,593

Human Resource & Employment Services–2.94%

Manpower, Inc.	1,339,400	68,979,100

Investment Banking & Brokerage–0.50%

FBR & Co. (b)(c)	2,947,933	11,703,294

IT Consulting & Other Services–2.26%

CIBER, Inc. (b)(c)	6,751,300	22,819,394
iGATE Corp. (b)	1,732,830	30,289,868
		53,109,262

Life & Health Insurance–1.84%

CNO Financial Group, Inc.	4,201,888	43,153,390

Life Sciences Tools & Services–1.21%

PerkinElmer, Inc.	803,500	28,315,340

Managed Health Care–0.04%

Triple-S Management Corp. -Class B (Puerto Rico)(b)	51,658	933,460

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

	Shares	Value

Office Services & Supplies–3.03%

ACCO Brands Corp. (b)	5,042,712	$42,005,791
Interface, Inc.	1,740,437	29,204,533
		71,210,324

Oil & Gas Equipment & Services–3.47%

Global Geophysical Services, Inc. (b)	1,634,500	6,243,790
ION Geophysical Corp. (b)	5,395,043	36,686,292
Superior Energy Services, Inc. (b)	1,539,880	38,450,804
		81,380,886

Oil & Gas Exploration & Production–1.04%

Goodrich Petroleum Corp. (b)(c)	2,445,612	24,309,383

Packaged Foods & Meats–0.10%

WhiteWave Foods Co. -Class A (b)	147,300	2,384,787

Paper Packaging–2.11%

Sealed Air Corp.	2,651,273	49,631,831

Property & Casualty Insurance–2.61%

AmTrust Financial Services, Inc.	821,209	27,296,987
Argo Group International Holdings, Ltd.	939,704	33,913,917
		61,210,904

Regional Banks–5.97%

First Horizon National Corp.	5,228,867	53,386,732
First Niagara Financial Group, Inc.	2,947,217	23,106,181
Zions Bancorp.	2,724,000	63,523,680
		140,016,593

Reinsurance–3.06%

Reinsurance Group of America, Inc.	412,494	23,673,031
Validus Holdings, Ltd. (Bermuda)	1,320,400	48,075,764
		71,748,795

Research & Consulting Services–3.17%

Dun & Bradstreet Corp. (The)	504,100	41,104,314
Resources Connection Inc. (c)	2,731,256	33,348,636
		74,452,950

Restaurants–1.46%

Sonic Corp. (b)(c)	3,073,939	34,305,159

Semiconductor Equipment–3.54%

Advanced Energy Industries, Inc. (b)	1,807,700	27,748,195
Brooks Automation, Inc.	1,232,900	11,539,944
GT Advanced Technologies Inc. (b)	5,761,000	18,204,760
Lam Research Corp. (b)	622,917	25,626,805
		83,119,704

Semiconductors–6.23%

Lattice Semiconductor Corp. (b)(c)	10,928,800	48,633,160
Microsemi Corp. (b)	2,041,600	42,710,272

	Shares	Value

Semiconductors–(continued)

ON Semiconductor Corp. (b)	6,982,900	$54,815,765
		146,159,197

Trading Companies & Distributors–1.41%

AerCap Holdings N.V. (b)	2,267,470	33,127,737
Total Common Stocks (Cost $1,833,595,677)		2,288,353,431

Money Market Funds–2.23%

Liquid Assets Portfolio –Institutional Class (d)	26,191,347	26,191,347
Premier Portfolio –Institutional Class (d)	26,191,346	26,191,346
Total Money Market Funds (Cost $52,382,693)		52,382,693
TOTAL INVESTMENTS–99.73% (Cost $1,885,978,370)		2,340,736,124
OTHER ASSETS LESS LIABILITIES–0.27%		6,272,790
NET ASSETS–100.00%		$2,347,008,914

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of January 31, 2013 was $365,573,471, which represented 15.58% of the Fund’s Net Assets. See Note 3.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying notes which are an integral part of this schedule.

Invesco Small Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Small Cap Value Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

Invesco Small Cap Value Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,340,736,124	$--	$--	$2,340,736,124

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”) defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2013.

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/13	Dividend Income
ACCO Brands Corp. (a)	$44,545,391	$5,732,227	$--	$(8,271,827)	$--	$42,005,791	$--
Aegion Corp.	41,502,325	--	--	11,984,507	--	53,486,832	--
AMN Healthcare Services, Inc.	26,848,710	--	--	21,767,061	--	48,615,771	--
CIBER, Inc.	24,865,984	2,377,568	--	(4,424,158)	--	22,819,394	--
FBR & Co.	15,850,445	--	(8,341,759)	7,068,263	(2,873,655)	11,703,294	--
Goodrich Petroleum Corp.	21,527,649	12,794,137	--	(10,012,403)	--	24,309,383	--
KEMET Corp.	--	10,641,029	--	3,091,387	--	13,732,416	--
Lattice Semiconductor Corp.	36,698,844	16,750,245	--	(4,815,929)	--	48,633,160	--
Methode Electronics, Inc.	21,639,444	--	--	2,996,231	--	24,635,675	537,785
Resources Connection Inc.	33,003,130	2,272,848	--	(1,927,342)	--	33,348,636	432,244
Sanmina-SCI Corp.	44,339,747	2,316,292	--	3,327,712	--	49,983,751	--
Sonic Corp.	41,135,387	60,565	(27,304,590)	18,338,227	2,075,570	34,305,159	--
THQ Inc. (a)	4,549,227	--	(1,168,847)	20,401,430	(23,781,810)	--	--
Total	$356,506,283	$52,944,911	$(36,815,196)	$59,523,159	(24,579,895)	$407,579,262	$970,029
(a)	As of January 31, 2013, the security is no longer considered an affiliate of the Fund.

Invesco Small Cap Value Fund

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $535,927,174 and $728,404,032, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$500,887,417
Aggregate unrealized (depreciation) of investment securities	(59,931,521)
Net unrealized appreciation of investment securities	$440,955,896
Cost of investments for tax purposes is $1,899,780,228.

Invesco Small Cap Value Fund

Invesco Technology Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	I-TEC-QTR-1	01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–97.55%

Application Software–12.07%

Aspen Technology, Inc. (b)	265,302	$8,118,241
Autodesk, Inc. (b)	147,464	5,733,400
Cadence Design Systems, Inc. (b)	679,023	9,458,790
Citrix Systems, Inc. (b)	199,024	14,560,596
Informatica Corp. (b)	84,745	3,136,413
MicroStrategy Inc. -Class A (b)	59,921	6,008,279
Nuance Communications, Inc. (b)	201,408	4,843,862
Salesforce.com, Inc. (b)	116,161	19,994,793
SolarWinds, Inc. (b)	12,029	654,618
SS&C Techonologies Holdings, Inc. (b)	266,225	6,024,672
TIBCO Software Inc. (b)	126,553	2,966,402
		81,500,066

Communications Equipment–12.31%

Arris Group Inc. (b)	412,586	6,815,921
Brocade Communications Systems, Inc. (b)	795,547	4,550,529
Ciena Corp. (b)	205,578	3,219,351
Cisco Systems, Inc.	561,344	11,546,846
F5 Networks, Inc. (b)	51,324	5,382,861
Finisar Corp. (b)	232,037	3,596,573
JDS Uniphase Corp. (b)	752,052	10,912,275
QUALCOMM, Inc.	510,162	33,685,997
Telefonaktiebolaget LM Ericsson -ADR (Sweden)(c)	288,860	3,350,776
		83,061,129

Computer Hardware–8.10%

Apple Inc.	113,109	51,499,659
Hewlett-Packard Co.	191,034	3,153,971
		54,653,630

Computer Storage & Peripherals–1.87%

EMC Corp. (b)	512,059	12,601,772

Data Processing & Outsourced Services–7.49%

Alliance Data Systems Corp. (b)	83,865	13,217,124
Genpact Ltd.	445,389	7,460,266
MasterCard, Inc. -Class A	21,326	11,055,398
Visa Inc. -Class A	119,252	18,831,083
		50,563,871

Electronic Manufacturing Services–3.29%

Jabil Circuit, Inc.	409,853	7,750,320
Molex Inc.	260,635	7,078,847
Sanmina Corp. (b)	775,152	7,379,447
		22,208,614

	Shares	Value

Internet Retail–2.59%

Amazon.com, Inc. (b)	35,384	$9,394,452
Priceline.com Inc. (b)	11,796	8,085,804
		17,480,256

Internet Software & Services–14.30%

Akamai Technologies, Inc. (b)	134,982	5,495,117
Baidu, Inc. -ADR (China)(b)	30,656	3,320,045
eBay Inc. (b)	163,665	9,153,784
ExactTarget Inc. (b)	152,911	3,362,513
Facebook Inc. -Class A (b)	396,093	12,267,000
Google Inc. -Class A (b)	39,670	29,978,222
LogMeIn, Inc. (b)	270,345	6,136,832
ValueClick, Inc. (b)	429,128	8,784,250
VeriSign, Inc. (b)	226,779	9,844,476
Web.com Group Inc. (b)	506,055	8,198,091
		96,540,330

IT Consulting & Other Services–6.47%

Accenture PLC -Class A	192,640	13,848,890
Cognizant Technology Solutions Corp. -Class A (b)	211,447	16,530,926
International Business Machines Corp.	65,487	13,298,445
		43,678,261

Life Sciences Tools & Services–1.42%

Agilent Technologies, Inc.	214,709	9,614,669

Other Diversified Financial Services–0.36%

BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $25,801,962) (d)(e)	-	2,411,819

Research & Consulting Services–0.60%

Acacia Research (b)	159,935	4,083,141

Semiconductor Equipment–1.01%

Teradyne, Inc. (b)	420,538	6,795,894

Semiconductors–15.81%

ARM Holdings PLC -ADR (United Kingdom)	53,751	2,207,016
Avago Technologies Ltd.	227,194	8,126,729
Broadcom Corp. -Class A	272,803	8,852,457
Cirrus Logic, Inc. (b)	99,630	2,812,555
Cypress Semiconductor Corp. (b)	464,297	4,768,330
Diodes Inc. (b)	340,071	6,468,150
Fairchild Semiconductor International, Inc. (b)	438,077	6,470,397
Intermolecular Inc. (b)	437,354	4,102,381
Lattice Semiconductor Corp. (b)	1,675,415	7,455,597
MA-COM Technology Solutions Holdings Inc. (b)	193,965	3,285,767

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

	Shares	Value

Semiconductors–(continued)

Maxim Integrated Products, Inc.	197,961	$6,225,874
Microsemi Corp. (b)	728,705	15,244,509
ON Semiconductor Corp. (b)	823,161	6,461,814
Semtech Corp. (b)	373,001	11,249,710
Skyworks Solutions, Inc. (b)	304,332	7,288,751
Texas Instruments Inc.	171,508	5,673,485
		106,693,522

Systems Software–9.86%

Check Point Software Technologies Ltd. (Israel)(b)	193,063	9,653,150
CommVault Systems, Inc. (b)	81,476	6,251,653
Fortinet Inc. (b)	321,987	7,595,673
Infoblox, Inc. (b)	92,845	1,750,128
MICROS Systems, Inc. (b)	76,129	3,504,218
Oracle Corp.	604,872	21,479,005
Red Hat, Inc. (b)	114,809	6,378,788
Rovi Corp. (b)	130,225	2,251,590
Symantec Corp. (b)	352,924	7,683,156
		66,547,361
Total Common Stocks & Other Equity Interests (Cost $494,777,987)		658,434,335

Money Market Funds–1.87%

Liquid Assets Portfolio –Institutional Class (f)	6,320,620	6,320,620
Premier Portfolio –Institutional Class (f)	6,320,620	6,320,620
Total Money Market Funds (Cost $12,641,240)		12,641,240
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–99.42% (Cost $507,419,227)		671,075,575

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.28%

Liquid Assets Portfolio - Institutional Class (Cost $1,890,900)(f)(g)	1,890,900	1,890,900
TOTAL INVESTMENTS–99.70% (Cost $509,310,127)		672,966,475
OTHER ASSETS LESS LIABILITIES–0.30%		2,042,817
NET ASSETS–100.00%		$675,009,292

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2013.

(d)	The Fund has a 10.29% ownership of BlueStream Ventures L.P. (“BlueStream”) and has a remaining commitment of $829,416 to purchase additional interests in BlueStream, which is subject to the terms of the partnership agreement. BlueStream may be considered an affiliated company. Security is considered venture capital. The value of this security as of January 31, 2013 represented less than 1% of the Fund’s Net Assets. See Note 3.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at January 31, 2013 represented less than 1% of the Trust’s Net Assets.

(f)	The money market fund and the Fund are affiliated by having the same investment advisor.

(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Technology Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized

Invesco Technology Fund

E.	Foreign Currency Translations – (continued)

foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
G.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$670,554,656	$--	$2,411,819	$672,966,475

Invesco Technology Fund

NOTE 3 -- Investments in Other Affiliates

The Investment Company Act of 1940, as amended (the “1940 Act”), defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the nine months ended January 31, 2013.

	Value 04/30/12	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 01/31/13	Dividend Income
BlueStream Ventures L.P.	$ 2,853,386	$ -	$ -	$ (441,567)	$ -	$ 2,411,819	$ 720,031

NOTE 4 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $213,754,375 and $292,761,989, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$218,772,331
Aggregate unrealized (depreciation) of investment securities	(38,661,349)
Net unrealized appreciation of investment securities	$180,110,982
Cost of investments for tax purposes is $492,855,493.

Invesco Technology Fund

Invesco Technology Sector Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	MS-TECH-QTR-1	01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–99.18%

Application Software–12.37%

Aspen Technology, Inc. (b)	39,799	$1,217,849
Autodesk, Inc. (b)	21,473	834,870
Cadence Design Systems, Inc. (b)	101,692	1,416,570
Citrix Systems, Inc. (b)	29,611	2,166,341
Informatica Corp. (b)	12,293	454,964
MicroStrategy Inc. -Class A (b)	8,756	877,964
Nuance Communications, Inc. (b)	29,759	715,704
Salesforce.com, Inc. (b)	17,026	2,930,685
SolarWinds, Inc. (b)	1,756	95,562
SS&C Techonologies Holdings, Inc. (b)	38,765	877,252
TIBCO Software Inc. (b)	19,858	465,471
		12,053,232

Communications Equipment–12.84%

Arris Group Inc. (b)	60,173	994,058
Brocade Communications Systems, Inc. (b)	118,195	676,076
Ciena Corp. (b)	30,773	481,905
Cisco Systems, Inc.	82,146	1,689,743
F5 Networks, Inc. (b)	7,599	796,983
Finisar Corp. (b)	33,797	523,854
JDS Uniphase Corp. (b)	110,010	1,596,245
QUALCOMM, Inc.	79,706	5,262,987
Telefonaktiebolaget LM Ericsson -ADR (Sweden)(c)	42,128	488,685
		12,510,536

Computer Hardware–8.23%

Apple Inc.	16,607	7,561,333
Hewlett-Packard Co.	27,724	457,724
		8,019,057

Computer Storage & Peripherals–1.89%

EMC Corp. (b)	74,668	1,837,580

Data Processing & Outsourced Services–7.56%

Alliance Data Systems Corp. (b)	12,307	1,939,583
Genpact Ltd.	67,032	1,122,786
MasterCard, Inc. -Class A	3,001	1,555,718
Visa Inc. -Class A	17,383	2,744,950
		7,363,037

Electronic Manufacturing Services–3.32%

Jabil Circuit, Inc.	59,780	1,130,440
Molex Inc.	37,834	1,027,571
Sanmina Corp. (b)	113,354	1,079,130
		3,237,141

	Shares	Value

Internet Retail–2.63%

Amazon.com, Inc. (b)	5,183	$1,376,086

Priceline.com Inc. (b)	1,725	1,182,436
		2,558,522

Internet Software & Services–14.59%

Akamai Technologies, Inc. (b)	19,592	797,590
Baidu, Inc. -ADR (China)(b)	4,464	483,451
eBay Inc. (b)	23,862	1,334,602
ExactTarget Inc. (b)	22,305	490,487
Facebook Inc. -Class A (b)	57,834	1,791,119
Google Inc. -Class A (b)	5,802	4,384,513
LogMeIn, Inc. (b)	39,412	894,652
ValueClick, Inc. (b)	62,417	1,277,676
VeriSign, Inc. (b)	35,932	1,559,808
Web.com Group Inc. (b)	73,987	1,198,590
		14,212,488

IT Consulting & Other Services–6.46%

Accenture PLC -Class A	29,017	2,086,032
Cognizant Technology Solutions Corp. -Class A (b)	30,839	2,410,993
International Business Machines Corp.	8,833	1,793,718
		6,290,743

Life Sciences Tools & Services–1.44%

Agilent Technologies, Inc.	31,301	1,401,659

Research & Consulting Services–0.64%

Acacia Research (b)	24,236	618,745

Semiconductor Equipment–0.96%

Teradyne, Inc. (b)	57,802	934,080

Semiconductors–16.14%

ARM Holdings PLC -ADR (United Kingdom)	8,365	343,467
Avago Technologies Ltd.	33,118	1,184,631
Broadcom Corp. -Class A	40,350	1,309,357
Cirrus Logic, Inc. (b)	14,485	408,912
Cypress Semiconductor Corp. (b)	70,490	723,932
Diodes Inc. (b)	50,469	959,920
Fairchild Semiconductor International, Inc. (b)	65,015	960,271
Intermolecular Inc. (b)	65,644	615,741
Lattice Semiconductor Corp. (b)	243,674	1,084,349
MA-COM Technology Solutions Holdings Inc. (b)	28,153	476,912
Maxim Integrated Products, Inc.	28,825	906,546
Microsemi Corp. (b)	106,341	2,224,654
ON Semiconductor Corp. (b)	115,642	907,790
Semtech Corp. (b)	56,629	1,707,931
Skyworks Solutions, Inc. (b)	44,345	1,062,063
Texas Instruments Inc.	25,393	840,000
		15,716,476

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

	Shares	Value

Systems Software–10.11%

Check Point Software Technologies Ltd. (Israel)(b)	28,975	$1,448,750
CommVault Systems, Inc. (b)	11,732	900,196
Fortinet Inc. (b)	47,032	1,109,485
Infoblox, Inc. (b)	13,343	251,515
MICROS Systems, Inc. (b)	11,087	510,335
Oracle Corp.	91,011	3,231,801
Red Hat, Inc. (b)	16,718	928,852
Rovi Corp. (b)	18,074	312,499
Symantec Corp. (b)	52,793	1,149,304
		9,842,737
Total Common Stocks & Other Equity Interests (Cost $79,972,016)		96,596,033

Money Market Funds–1.43%

Liquid Assets Portfolio –Institutional Class(c)	696,906	696,906
Premier Portfolio –Institutional Class(c)	696,906	696,906
Total Money Market Funds (Cost $1,393,812)		1,393,812
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.61% (Cost $81,365,828)		97,989,845

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.11%
Liquid Assets Portfolio - Institutional Class (Cost $105,600)(d)(e)	105,600	105,600
TOTAL INVESTMENTS–100.72% (Cost $81,471,428)		98,095,445
OTHER ASSETS LESS LIABILITIES–(0.72)%		(696,838)
NET ASSETS–100.00%		$97,398,607

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at January 31, 2013.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Technology Sector Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Technology Sector Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Other Risks - The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.

Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.

Invesco Technology Sector Fund

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$98,095,445	$--	$--	$98,095,445

NOTE 3 -- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $32,439,944 and $42,391,718, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$19,117,165
Aggregate unrealized (depreciation) of investment securities	(2,777,184)
Net unrealized appreciation of investment securities	$16,339,981
Cost of investments for tax purposes is $81,755,464.

Invesco Technology Sector Fund

Invesco Value Opportunities Fund

Quarterly Schedule of Portfolio Holdings

January 31, 2013

invesco.com/us	VK-VOPP-QTR-1 01/13	Invesco Advisers, Inc.

Schedule of Investments(a)

January 31, 2013

(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.54%

Advertising–6.51%

Omnicom Group Inc.	1,094,655	$59,417,873

Apparel Retail–1.07%

Vera Bradley, Inc. (b)(c)	384,600	9,726,534

Asset Management & Custody Banks–2.08%

Bank of New York Mellon Corp. (The)	699,320	18,993,531

Automobile Manufacturers–2.72%

Renault S.A. (France)	411,001	24,837,981

Brewers–1.35%

Molson Coors Brewing Co. -Class B	272,849	12,327,318

Cable & Satellite–2.11%

Time Warner Cable Inc.	216,002	19,297,619

Computer Hardware–3.42%

Apple Inc.	40,663	18,514,271
Hewlett-Packard Co.	770,861	12,726,915
		31,241,186

Department Stores–2.23%

Macy’s, Inc.	515,672	20,374,201

Diversified Banks–6.34%

Comerica Inc.	382,235	13,133,594
U.S. Bancorp	382,638	12,665,318
Wells Fargo & Co.	922,825	32,141,995
		57,940,907

Food Retail–1.65%

Kroger Co. (The)	543,672	15,059,714

General Merchandise Stores–2.17%

Target Corp.	328,342	19,835,140

Household Products–1.66%

Procter & Gamble Co. (The)	201,660	15,156,766

Industrial Conglomerates–1.95%

General Electric Co.	799,845	17,820,547

Integrated Oil & Gas–13.68%

Chevron Corp.	349,950	40,296,742
Exxon Mobil Corp.	134,482	12,099,346
Petroleo Brasileiro S.A. -ADR (Brazil)	709,982	12,978,471
Royal Dutch Shell PLC -ADR (United Kingdom)	565,888	39,906,422
Total S.A. -ADR (France)	361,810	19,642,665
		124,923,646

	Shares	Value

Investment Banking & Brokerage–3.26%

Goldman Sachs Group, Inc. (The)	92,287	$13,645,556
Morgan Stanley	707,620	16,169,117
		29,814,673

Life & Health Insurance–3.23%

MetLife, Inc.	382,000	14,263,880
Unum Group	652,374	15,206,838
		29,470,718

Managed Health Care–3.64%

UnitedHealth Group Inc.	358,443	19,789,638
WellPoint, Inc.	207,658	13,460,391
		33,250,029

Marine–0.42%

Diana Shipping Inc. (Greece)(c)	440,154	3,838,143

Oil & Gas Drilling–1.15%

Noble Corp.	260,277	10,541,218

Other Diversified Financial Services–9.84%

Bank of America Corp.	1,513,866	17,136,963
Citigroup Inc.	598,821	25,246,294
JPMorgan Chase & Co.	1,008,664	47,457,641
		89,840,898

Pharmaceuticals–4.48%

Bristol-Myers Squibb Co.	382,205	13,812,889
Pfizer Inc.	994,747	27,136,698
		40,949,587

Property & Casualty Insurance–14.20%

Allied World Assurance Co. Holdings AG	266,901	22,641,212
Allstate Corp. (The)	676,319	29,690,404
Aspen Insurance Holdings Ltd.	925,324	31,562,801
Chubb Corp. (The)	425,080	34,138,175
Travelers Cos., Inc. (The)	148,311	11,636,481
		129,669,073

Steel–1.15%

POSCO -ADR (South Korea)	128,728	10,486,183

Wireless Telecommunication Services–2.23%

Vodafone Group PLC -ADR (United Kingdom)	747,089	20,410,471
Total Common Stocks & Other Equity Interests (Cost $673,650,225)		845,223,956

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

	Shares	Value

Money Market Funds–7.73%

Liquid Assets Portfolio –Institutional Class (d)	35,297,693	$35,297,693
Premier Portfolio –Institutional Class (d)	35,297,692	35,297,692
Total Money Market Funds (Cost $70,595,385)		70,595,385
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.27% (Cost $744,245,610)		915,819,341

Investments Purchased with Cash Collateral from Securities on Loan

Money Market Funds–0.73%

Liquid Asset Portfolio - Institutional Class (Cost $6,653,485) (d)(e)	6,653,485	6,653,485
TOTAL INVESTMENTS–101.00% (Cost $750,899,095)		922,472,826
OTHER ASSETS LESS LIABILITIES–(1.00)%		(9,143,954)
NET ASSETS–100.00%		$913,328,872

Investment Abbreviations:

ADR	—American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of this security was out on loan at January 31, 2013.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

See accompanying notes which are an integral part of this schedule.

Invesco Value Opportunities Fund

Notes to Quarterly Schedule of Portfolio Holdings

January 31, 2013

(Unaudited)

NOTE 1 -- Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Value Opportunities Fund

B.	Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending – The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations – Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses

Invesco Value Opportunities Fund

E.	Foreign Currency Translations – (continued)

arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

F.	Foreign Currency Contracts – The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2 -- Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 – Prices are determined using quoted prices in an active market for identical assets.

Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of January 31, 2013. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$897,634,845	$24,837,981	$--	$922,472,826

Invesco Value Opportunities Fund

NOTE 3	-- Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the nine months ended January 31, 2013 was $68,203,598 and $210,167,171, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$211,054,358
Aggregate unrealized (depreciation) of investment securities	(52,495,179)
Net unrealized appreciation of investment securities	$158,559,179
Cost of investments for tax purposes is $763,913,647.

Invesco Value Opportunities Fund

Item 2.   Controls and Procedures.

(a)	As of February 12, 2013, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2013, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       AIM Sector Funds (Invesco Sector Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	April 1, 2013

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	April 1, 2013

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule

30a-2(a) under the Investment Company Act of 1940, as amended.